S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - USD ($)	Dec. 05, 2025	Aug. 01, 2025
Founder Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		4,791,667
Price Paid or to be Paid for Securities, Total Amount		$ 25,000
Price Paid or to be Paid for Securities, Per Share		$ 0.005
Sponsor [Member] | Private Placement Units [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	450,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,500,000
Price Paid or to be Paid for Securities, Per Share	$ 10.00
Sponsor [Member] | Private Placement Unit Over Allotment [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	487,500
Price Paid or to be Paid for Securities, Total Amount	$ 4,875,000
Blue Water Acquisition IV LLC [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
Blue Water Acquisition IV LLC [Member] | Private Placement Units [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	325,000
Price Paid or to be Paid for Securities, Total Amount	$ 3,250,000
Blue Water Acquisition IV LLC [Member] | Private Placement Unit Over Allotment [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	343,750
Price Paid or to be Paid for Securities, Total Amount	$ 3,437,500
Blue Water Acquisition IV LLC [Member] | Class B Ordinary Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	4,791,667
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Blue Water Acquisition IV LLC [Member] | Loan [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	300,000
Blue Water Acquisition IV LLC [Member] | Working Capital Loans [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share	$ 10.00